Insurance contracts linked to pensions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of types of insurance contracts [abstract]
Schedule of insurance contracts linked to pensions

	Million of euros
	2018	2017	2016

Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	210	239	269
	210	239	269